Shareholders Equity (Narrative) (Details) - € / shares	1 Months Ended		2 Months Ended	5 Months Ended		6 Months Ended	12 Months Ended
	Jan. 18, 2013	Jun. 25, 2010	Jul. 31, 2001	Oct. 29, 2007	Dec. 31, 1998	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 19, 2012	Jun. 24, 2010	May. 22, 2007
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						0	0	500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Exercise Price						€ 0	€ 0	€ 1.91
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						989,600	1,095,850	1,310,850	810,850
Treasury Stock, Shares, Acquired			49,540		331,988
Plan 2 - 2007 [Member] | Employee Stock Option [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized												600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		95,912		504,088
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						440,500
Plan 3 - 2010 [Member] | Employee Stock Option [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											229,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		229,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						149,100
Plan 4 - 2012 [Member] | Employee Stock Option [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						400,000